PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Summary of Share Unit Plans Outstanding (Details)						12 Months Ended			42 Months Ended
	Dec. 31, 2019 shares	Dec. 16, 2019 shares beneficiary $ / shares	Dec. 20, 2018 shares beneficiary $ / shares	Dec. 20, 2017 shares beneficiary $ / shares	Jun. 30, 2016 shares beneficiary $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)									8,376,900
Number of shares outstanding (in shares)	7,472,056					7,472,056			7,472,056
Number of shares forfeited (in shares)	904,844
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value price per granted share (USD per share) | $ / shares									$ 10.68
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value price per granted share (USD per share) | $ / shares									$ 22.85
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)						2,018,176	1,577,865	1,199,338
Fair value price per granted share (USD per share) | $ / shares						$ 17.96	$ 21.32	$ 19.25
Number of shares outstanding (in shares)	7,472,056					7,472,056	9,370,460	8,596,836	7,472,056	8,039,494
Number of shares exited (in shares)						2,677,011	412,893	204,855
Number of shares forfeited (in shares)						1,239,569	391,348	437,141
Grant date December 16, 2019, Maturity due January 1, 2023 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		1,760,350
Number of beneficiaries | beneficiary		517
Fair value price per granted share (USD per share) | $ / shares		$ 18.57
Number of shares outstanding (in shares)	1,760,350					1,760,350			1,760,350
Number of shares forfeited (in shares)	0
Grant date December 16, 2019, Maturity due January 1, 2023 | CEO Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		172,517
Number of beneficiaries | beneficiary		2
Fair value price per granted share (USD per share) | $ / shares		$ 14.89
Number of shares outstanding (in shares)	172,517					172,517			172,517
Number of shares forfeited (in shares)	0
Grant date December 20, 2018, Maturity due January 1, 2022 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			1,358,750
Number of beneficiaries | beneficiary			524
Fair value price per granted share (USD per share) | $ / shares			$ 21.31
Number of shares outstanding (in shares)	1,298,550					1,298,550			1,298,550
Number of shares forfeited (in shares)	60,200
Grant date December 20, 2018, Maturity due January 1, 2022 | CEO Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			134,861
Number of beneficiaries | beneficiary			2
Fair value price per granted share (USD per share) | $ / shares			$ 16.58
Number of shares outstanding (in shares)	134,861					134,861			134,861
Number of shares forfeited (in shares)	0
Grant date December 20, 2017, Maturity due January 1, 2021 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)				1,081,447
Number of beneficiaries | beneficiary				527
Fair value price per granted share (USD per share) | $ / shares				$ 18.42
Number of shares outstanding (in shares)	958,082					958,082			958,082
Number of shares forfeited (in shares)	123,365
Grant date December 20, 2017, Maturity due January 1, 2021 | CEO Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)				90,084
Number of beneficiaries | beneficiary				2
Fair value price per granted share (USD per share) | $ / shares				$ 22.85
Number of shares outstanding (in shares)	90,084					90,084			90,084
Number of shares forfeited (in shares)	0
Grant date June 30, 2016, Maturity due January 1, 2021 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)					3,472,355
Number of beneficiaries | beneficiary					554
Fair value price per granted share (USD per share) | $ / shares					$ 13.17
Number of shares outstanding (in shares)	2,751,076					2,751,076			2,751,076
Number of shares forfeited (in shares)	721,279
Grant date June 30, 2016, Maturity due January 1, 2022 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)					153,268
Number of beneficiaries | beneficiary					2
Fair value price per granted share (USD per share) | $ / shares					$ 16.62
Number of shares outstanding (in shares)	153,268					153,268			153,268
Number of shares forfeited (in shares)	0
Grant date June 30, 2016, Maturity due January 1, 2020 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)					153,268
Number of beneficiaries | beneficiary					2
Fair value price per granted share (USD per share) | $ / shares					$ 10.68
Number of shares outstanding (in shares)	153,268					153,268			153,268
Number of shares forfeited (in shares)	0